LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Operating Lease Maturity
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2019 are as follows:

(in thousands of $)
2020	5,412
2021	2,039
2022	1,707
2023	1,578
2024	1,567
Thereafter	1,186
Total minimum lease payments	13,489
Less: Imputed interest	(1,012)
Present value of operating lease liabilities	12,477

Maturity Under Previous Guidance
The future minimum lease payments under the Company's non-cancellable operating leases as at December 31, 2018 are as follows:

(in thousands of $)
2019	17,348
2020	6,682
2021	550
2022	181
2023	41
Thereafter	—
24,802

Lease Payments to be Received, Maturity
The future minimum lease payments to be received under these contracts as of December 31, 2019 are as follows:

(in thousands of $)
2020	47,709
2021	51,830
2022	28,968
2023	—
2024	—
Thereafter	—
Total minimum lease payments	128,507

Schedule of minimum future revenues on leases
The future minimum lease payments to be received under non-cancellable operating lease contracts as of December 31, 2018 are as follows:

(in thousands of $)
2019	7,037
2020	117
2021	—
2022	—
2023	—
Thereafter	—
Total minimum lease payments	7,154